CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited)	3 Months Ended
Mar. 31, 2025 USD ($)
Cash flows from operating activities:
Net loss	$ (101,682)
Change in operating assets and liabilities:
Accounts payable and accrued expenses	(116,017)
Net cash used in operating activities	(341,803)
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(2,953)
Cash flows from financing activities:
Promissory note - related party	204,128
Net cash provided by (used in) financing activities	204,128
Cash - Beginning of period	494,974
Cash - End of period	354,346
Angel Studios Inc. Cik0001671941
Cash flows from operating activities:
Net loss	(37,443,118)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	224,316
Amortization of operating lease assets	171,518
Stock-based compensation expense	2,632,836
Net loss on digital assets	3,299,105
Investments in affiliates gain	(40,698)
Change in operating assets and liabilities:
Accounts receivable	3,098,255
Physical media inventory	102,340
Prepaid expenses and other current assets	(4,230,773)
Licensing receivables	1,851,361
Content	(259,305)
Accounts payable and accrued expenses	2,435,478
Accrued licensing royalties	2,286,956
Operating lease liabilities	(162,237)
Deferred revenue	13,840,858
Net cash used in operating activities	(12,193,108)
Cash flows from investing activities:
Purchases of property and equipment	(51,977)
Issuance of notes receivable	(837,309)
Collections of notes receivable	87,933
Sale of digital assets	99,118
Investments in affiliates	(110,999)
Net cash (used in) provided by investing activities	(813,234)
Cash flows from financing activities:
Repayment of notes payable	(9,691,628)
Repayment of loan guarantee	(2,000,000)
Promissory note - related party	22,904,952
Repayment of accrued settlement costs	(67,486)
Exercise of stock options	80,516
Issuance of common stock	14,796,704
Investments in minority owned entities	228,594
Redemption of equity in noncontrolling interests	(6,000,000)
Repurchase of common stock	(65,029)
Debt financing fees	(207,076)
Net cash provided by (used in) financing activities	19,979,547
Net increase (decrease) in cash and cash equivalents	6,973,205
Cash - Beginning of period	7,211,826
Cash - End of period	14,185,031
Supplemental disclosure of cash flow information:
Cash paid for interest	1,573,293
Supplemental schedule of noncash financing activities:
Adoption of ASU No. 2023-08	15,962,018
Change from digital assets to digital assets receivable	$ 21,748,336